Fees Summary	Sep. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,282,969.84
Previously Paid Amount
Total Fee Amount	1,421.23
Total Offset Amount
Net Fee	$ 1,421.23